Consolidated Statement of Changes in Equity (Parenthetical)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percentage of debt instrument	5.50%	5.50%	5.50%
Common Stock
Percentage of debt instrument		5.50%	5.50%
Capital in Excess of Par Value
Percentage of debt instrument	5.50%	5.50%	5.50%
Total Stockholders' Equity
Percentage of debt instrument	5.50%	5.50%	5.50%